Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Assets and Liabilities of the Lessor VIE

	December 31, 2023	December 31, 2024
	(in thousands)
Assets
Cash, cash equivalents and restricted cash	$23	$—
Prepaid expenses and other current assets	365	—
Total assets	388	—
Liabilities
Accrued expenses and other liabilities	(702)	—
Amounts due to related parties, current	(569)	—
Amounts due to related parties, non-current	(41,266)	—
Total liabilities	$(42,537)	$—